Long-term Debt - Prepayment Agreement (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Deferred financing costs	$ (500)
Long-term debt	37,041
Prepayment agreement [member]
Disclosure of detailed information about borrowings [line items]
Deferred financing costs	(498)	$ (866)
Long-term debt	29,502	44,134
Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	37,500
Gross carrying amount [member] | Prepayment agreement [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 30,000	$ 45,000